Condensed financial statements of the parent company	12 Months Ended
Mar. 31, 2026
Condensed Financial Information Disclosure [Abstract]
Condensed financial statements of the parent company

Note 20 – Condensed financial statements of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial statements of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company that the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements of the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial statements of the parent company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements.

The footnote disclosures contain supplemental information relating to the operations of the parent company and, as such, these condensed financial statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The parent company did not declare or pay any dividend for the periods presented. As of March 31, 2026 and 2025, there were no material commitments and contingencies, significant provisions for long-term obligations, or guarantees, except for those separately disclosed in the consolidated financial statements, if any.

EASTERN INTERNATIONAL LTD.

PARENT COMPANY CONDENSED BALANCE SHEETS

	As of March 31,
	2026	2025
ASSETS
Current Assets
Cash	$72,911	$2,909
Total current assets	72,911	2,909

Non-current assets
Deferred offering costs	-	822,204
Amount due from subsidiaries (1)	4,480,262	3,332,003
Investment in a subsidiary	6,265,940	3,865,940
Total non-current assets	10,746,202	8,020,147
Total assets	$10,819,113	$8,023,056

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Amount due to subsidiaries	$-	$500,649
Total liabilities	-	500,649

Commitments and contingencies (Note 17)

Shareholders’ Equity
Preferred shares, par value $0.0001 each, 50,000,000 shares authorized, 1,000,000 issued and outstanding as of March 31, 2026 and 2025	$100	$100
Ordinary Shares, par value $0.0001 each, 450,000,000 shares authorized, 12,832,000 and 10,417,000 issued and outstanding as of March 31, 2026 and 2025, respectively	1,284	1,042
Additional paid-in capital	12,453,821	8,030,901
Accumulated deficit	(1,636,092)	(509,636)
Total shareholders’ equity	10,819,113	7,522,407
Total liabilities and shareholders’ equity	$10,819,113	$8,023,056

(1)	Amount due from subsidiaries included $3,332,003 amount due from WFOE, representing the portion of capital contribution that WFOE received on behalf of the Company from several then existing shareholders of Suzhou TC-link as a part of the Reorganization. As these shareholders are PRC citizens, they are restricted from sending cash to overseas based on Regulations on Foreign Exchange Management of the PRC. Accordingly, WFOE has received this portion of contribution on behalf of the Company in order to complete the Reorganization. The remaining balance represented expenses that the Company paid on behalf of its subsidiaries.

EASTERN INTERNATIONAL LTD.

PARENT COMPANY STATEMENTS OF LOSS

	For the years ended March 31,
	2026	2025	2024

General and administrative expenses	$(1,126,377)	$(403,792)	$(107,596)
Interest income	-	-	9
Foreign currency transaction (loss) gain	(79)	-	1,743
Net loss	$(1,126,456)	$(403,792)	$(105,844)

EASTERN INTERNATIONAL LTD.

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Year Ended March 31,
	2026	2025	2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(1,126,456)	$(403,792)	$(105,844)

Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	816,950	-	-
Changes in operating assets and liabilities:
Accrued expenses	-	(30,000)	30,000
Amounts due from subsidiaries	(1,209,071)	-	(3,332,003)
Net cash used in operating activities	$(1,518,577)	$(433,792)	$(3,407,847)

CASH FLOWS FROM INVESTING ACTIVITIES
Investment in a subsidiary	$(2,400,000)	$-	$(3,865,939)
Net cash used in investing activities	$(2,400,000)	$-	$(3,865,939)

CASH FLOWS FROM FINANCING ACTIVITIES
Repayments to related parties	-	(210,000)	-
Borrowings from related parties	-	-	210,000
Repayments to subsidiaries	(500,649)	-	-
Borrowings from subsidiaries	-	379,919	104,436
Net IPO proceeds received from the underwriter	5,727,070	-	-
Proceeds from shareholders’ contribution	-	-	8,032,043
Deferred offering costs	(1,237,842)	(403,814)	(402,097)
Net cash provided by (used in) financing activities	$3,988,579	$(233,895)	$7,944,382

NET INCREASE (DECREASE) IN CASH	70,002	(667,687)	670,596
CASH, BEGINNING OF YEAR	$2,909	$670,596	$-
CASH, END OF YEAR	$72,911	$2,909	$670,596